Income Taxes - Unrecognized Tax Positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax positions, beginning of the year	$ 2,872,020	$ 1,784,626
Gross increase - current period tax positions	1,243,191	1,087,413
Gross increase - prior period tax positions	2,316,932	0
Gross decrease – prior period tax positions	0	(19)
Unrecognized tax positions, end of year	$ 6,432,143	$ 2,872,020